Acquisition of Assets (Details Textual) (USD $)	0 Months Ended	1 Months Ended
	Nov. 06, 2014	Jan. 30, 2013
Business Acquisition, Cost of Acquired Entity, Cash Paid		$ 400,000
Business Acquisition Purchases Price Allocation Assets Acquired		100,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset	55,000
Licensee
Cumulative Sales Amount		500,000,000
Maximum
Business Acquisition Contingent Consideration At Fair Values		44,000,000
Business Combination, Contingent Consideration, Liability, Current		44,000,000
Exclusive License Of Multi Day Injectable Insulin In Us
Business Acquisition Contingent Consideration At Fair Values		2,000,000
Business Acquisition Contingent Consideration Amount Payment Period		30 days
Business Combination, Contingent Consideration Arrangements, Description		Two million dollars ($2,000,000) to be paid within 30 days after the exclusive license of the multi-day injectable insulin in the United States to a commercial pharmaceutical company.
Phase Two B Clinical Studies For Multi Day Injectable Insulin
Business Acquisition Contingent Consideration At Fair Values		2,000,000
Business Acquisition Contingent Consideration Amount Payment Period		30 days
Business Combination, Contingent Consideration Arrangements, Description		Two million dollars ($2,000,000) related to the initiation of Phase 2b clinical studies for a multi-day injectable insulin, payable 30 days after the first dosing of a patient in a formal Phase 2b clinical study;
Phase Three B Clinical Studies For Multi Day Injectable Insulin
Business Acquisition Contingent Consideration At Fair Values		5,000,000
Business Acquisition Contingent Consideration Amount Payment Period		30 days
Business Combination, Contingent Consideration Arrangements, Description		Five million dollars ($5,000,000) after the initiation of Phase 3 clinical studies for the multi-day injectable insulin by the Company or a licensee of the Company, payable 30 days after the first dosing of a patient in a formal Phase 3 clinical study.
Approval By Fda Or Emea To Allow Marketing and Sales Of Multi Day Injectable Insulin
Business Acquisition Contingent Consideration At Fair Values		10,000,000
Business Acquisition Contingent Consideration Amount Payment Period		30 days
Business Combination, Contingent Consideration Arrangements, Description		Ten million dollars ($10,000,000) upon the approval by the FDA or EMEA to allow the marketing and sales of the multi-day injectable insulin by the Company or a licensee of the Company, payable 30 days after the receipt of the approval letter or notice from the FDA or EMEA.
Twelve Month Cumulative Sales Of Multi Day Injectable Insulin
Business Acquisition Contingent Consideration At Fair Values		$ 25,000,000
Business Acquisition Contingent Consideration Amount Payment Period		90 days
Business Combination, Contingent Consideration Arrangements, Description		Twenty five million dollars ($25,000,000) if the twelve month cumulative sales of the multi-day injectable insulin by the Company or a licensee of the Company reaches five hundred million dollars ($500,000,000) in any one given twelve consecutive month period, so long as such period occurs during the life of the patents included in the purchased assets, payable 90 days after the twelfth month in which sales equaled or exceeded five hundred million dollars.